Deferred contract costs (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of deferred contract costs activity
The following table summarizes deferred contract costs activity:

	December 31,
	2024	2025

Balance at the beginning of the year	$21,010	$21,268
Capitalization of deferred contract costs	13,222	11,203
Amortization of deferred contract costs	(12,964)	(12,743)
Balance at the end of the year	$21,268	$19,728